Goodwill and Other Intangible Assets - Additional Information (Detail) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 INR	Sep. 30, 2013 INR	Mar. 31, 2014 INR
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill	$ 1,210.2	74,937.9		74,937.9
Amortization of intangible assets	$ 3.4	210.5	834.2